John Hancock
Emerging Markets Equity Fund
Quarterly portfolio holdings 1/31/2025

Fund’s investments
As of 1-31-25 (unaudited)
	Shares	Value
Common stocks 93.6%		$1,300,125,933
(Cost $968,380,392)
Brazil 2.6%		36,620,137
Banco BTG Pactual SA	2,230,600	12,431,557
TOTVS SA	1,626,800	9,481,234
WEG SA	1,561,600	14,707,346
China 20.0%		277,535,916
Beijing Kingsoft Office Software, Inc., Class A	266,221	11,630,719
Centre Testing International Group Company, Ltd., Class A	11,341,308	19,381,706
Kanzhun, Ltd., ADR (A)	983,702	14,175,146
Kingsoft Corp., Ltd.	3,396,800	17,172,254
Kweichow Moutai Company, Ltd., Class A	123,576	24,551,995
Meituan, Class B (A)(B)	2,663,790	50,698,721
NARI Technology Company, Ltd., Class A	9,277,586	29,559,596
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	194,728	6,262,579
Tencent Holdings, Ltd.	1,668,800	87,804,302
Tencent Music Entertainment Group, ADR	1,360,509	16,298,898
Greece 3.7%		50,693,802
National Bank of Greece SA	2,842,984	24,636,075
Piraeus Financial Holdings SA	5,759,321	26,057,727
Hong Kong 1.6%		22,857,810
AIA Group, Ltd.	3,251,400	22,857,810
India 22.7%		315,401,312
360 ONE WAM, Ltd.	1,087,928	12,646,488
Coforge, Ltd.	179,701	17,031,954
HDFC Bank, Ltd.	2,072,451	40,582,783
ICICI Bank, Ltd.	1,749,244	25,175,604
KEI Industries, Ltd.	333,150	15,480,609
Mahindra & Mahindra, Ltd.	1,035,400	35,705,669
MakeMyTrip, Ltd. (A)	208,883	22,824,645
Max Healthcare Institute, Ltd.	1,629,610	20,002,596
PB Fintech, Ltd. (A)	1,206,704	24,062,191
Reliance Industries, Ltd.	1,533,296	22,329,714
Tata Consultancy Services, Ltd.	687,011	32,522,184
The Indian Hotels Company, Ltd.	1,066,643	9,385,168
United Spirits, Ltd.	1,311,110	21,503,030
Zomato, Ltd. (A)	6,325,763	16,148,677
Indonesia 4.0%		55,840,775
Bank Central Asia Tbk PT	43,340,800	25,037,099
Bank Mandiri Persero Tbk PT	32,291,600	11,864,664
Sumber Alfaria Trijaya Tbk PT	107,578,200	18,939,012
Luxembourg 2.4%		33,359,621
Globant SA (A)	87,664	18,700,484
Globant SA (London Stock Exchange) (A)	68,719	14,659,137
Mexico 3.1%		42,764,020
BBB Foods, Inc., Class A (A)	329,156	10,210,419
Grupo Financiero Banorte SAB de CV, Series O	3,000,300	20,826,327
Wal-Mart de Mexico SAB de CV	4,501,900	11,727,274
2	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Netherlands 0.6%		$7,713,066
Prosus NV (A)	201,926	7,713,066
Peru 1.5%		21,460,968
Credicorp, Ltd.	117,209	21,460,968
Poland 1.5%		20,297,997
Dino Polska SA (A)(B)	183,486	20,297,997
Russia 0.0%		0
Sberbank of Russia PJSC, ADR (A)(C)	558,398	0
Saudi Arabia 1.0%		13,603,346
Saudi Tadawul Group Holding Company	242,625	13,603,346
Singapore 4.0%		56,152,205
Sea, Ltd., ADR (A)	121,334	14,777,268
Trip.com Group, Ltd. (A)	589,100	41,374,937
South Korea 3.0%		41,692,133
SK Hynix, Inc.	309,680	41,692,133
Taiwan 17.8%		247,334,210
ASE Technology Holding Company, Ltd.	4,598,000	23,865,969
E Ink Holdings, Inc.	1,051,000	8,821,628
eMemory Technology, Inc.	380,000	37,505,830
MediaTek, Inc.	544,000	23,559,046
Taiwan Semiconductor Manufacturing Company, Ltd.	4,122,000	137,564,001
Yageo Corp.	986,934	16,017,736
United Arab Emirates 0.4%		5,433,561
Talabat Holding PLC (A)	14,054,748	5,433,561
United Kingdom 1.6%		22,082,412
Anglo American PLC	754,153	22,082,412
Uruguay 2.1%		29,282,642

MercadoLibre, Inc. (A)	15,234	29,282,642
Preferred securities 5.3%		$74,069,657
(Cost $66,072,917)
Brazil 1.5%		20,819,238
Itau Unibanco Holding SA	3,598,600	20,819,238
South Korea 3.8%		53,250,419
Samsung Electronics Company, Ltd.	1,814,295	53,250,419

	Yield (%)	Shares	Value
Short-term investments 1.8%			$24,567,489
(Cost $24,567,489)
Short-term funds 1.8%			24,567,489
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	4.2400(D)	24,567,489	24,567,489

Total investments (Cost $1,059,020,798) 100.7%	$1,398,763,079
Other assets and liabilities, net (0.7%)	(9,236,225)
Total net assets 100.0%	$1,389,526,854

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	3

(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 1-31-25.
The fund had the following sector composition as a percentage of net assets on 1-31-25:
Information technology	32.0%
Financials	21.6%
Consumer discretionary	16.0%
Communication services	10.7%
Consumer staples	7.9%
Industrials	5.6%
Health care	1.9%
Materials	1.6%
Energy	1.6%
Short-term investments and other	1.1%
TOTAL	100.0%
4	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$36,620,137	$36,620,137	—	—
China	277,535,916	30,474,044	$247,061,872	—
Greece	50,693,802	—	50,693,802	—
Hong Kong	22,857,810	—	22,857,810	—
India	315,401,312	22,824,645	292,576,667	—
Indonesia	55,840,775	—	55,840,775	—
Luxembourg	33,359,621	33,359,621	—	—
Mexico	42,764,020	42,764,020	—	—
Netherlands	7,713,066	—	7,713,066	—
Peru	21,460,968	21,460,968	—	—
Poland	20,297,997	—	20,297,997	—
Russia	—	—	—	—
Saudi Arabia	13,603,346	—	13,603,346	—
Singapore	56,152,205	14,777,268	41,374,937	—
South Korea	41,692,133	—	41,692,133	—
Taiwan	247,334,210	—	247,334,210	—
United Arab Emirates	5,433,561	—	5,433,561	—
United Kingdom	22,082,412	—	22,082,412	—
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	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Uruguay	$29,282,642	$29,282,642	—	—
Preferred securities
Brazil	20,819,238	20,819,238	—	—
South Korea	53,250,419	—	$53,250,419	—
Short-term investments	24,567,489	24,567,489	—	—
Total investments in securities	$1,398,763,079	$276,950,072	$1,121,813,007	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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